Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)							12 Months Ended
		Dec. 31, 2024 SGD ($)	Oct. 16, 2024 SGD ($)	Jan. 02, 2024 SGD ($)	Nov. 19, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Revenue (1)
Revenue							$ 6,969,041	$ 8,961,092	$ 8,696,136		$ 8,000,921
Gain on disposal of plant and equipment / right-of-use assets (3)
Gain on disposal of plant and equipment / right-of-use assets									89,386		15,093
Due from related parties
Due from related parties		$ 2,698,907							2,698,907		2,330,026
Due to related parties
Due to related parties		55,400							55,400		466,077
Key management personnel remuneration					$ 38,500	$ 720,000
Jebs Enterprise Pte. Ltd. [Member]
Revenue (1)
Revenue	[1],[2]										360,000
Rental of equipment (2)
Rental of equipment	[1],[3]						560,689	720,958	1,103,884		1,080,969
Gain on disposal of plant and equipment / right-of-use assets (3)
Gain on disposal of plant and equipment / right-of-use assets	[1],[4]								111,107		27,763
Due from related parties
Due from related parties	[1]										777,600
Due to related parties
Due to related parties	[1]	55,400							55,400		66,960
Key management personnel remuneration		320,000	$ 200,000	$ 435,000						$ 360,000
PT Jeneric Jaya [Member]
Revenue (1)
Revenue	[1],[2]							48,000	48,000
Jeneric Holdings Pte. Ltd. [Member]
Due from related parties
Due from related parties	[1]	2,698,907							2,698,907		1,552,426
Due to related parties
Due to related parties	[1]										399,117
Related Party [Member]
Due to related parties
Key management personnel remuneration							$ 363,800	$ 467,790	$ 225,120		$ 225,120

[1]	A company in which Mr. Goh Kwang Yong is a common director.
[2]	In 2025 and 2024, the Company seconded one office employee to PT Jeneric Jaya to perform management functions. The total amount for the secondment was S$48,000 (approximately US$37,330) in 2025 and S$48,000 in 2024. This amount includes salary, statutory contributions, and overhead allocations. The seconded employee remained on the Company’s payroll, and PT Jeneric Jaya reimbursed the Company for the related costs.
[3]

The Company has entered into a master equipment lease agreement with Jebs Enterprise Pte. Ltd.

The master equipment lease agreement with Jebs Enterprise Pte. Ltd. establishes the framework under which each of the Operating Subsidiaries acts as a lessee and leases various equipment from Jebs Enterprise Pte. Ltd. on an ongoing basis. Under the agreement, individual lease agreements are also required to be executed by and between Jebs Enterprise Pte. Ltd. and each operating subsidiary, specifying the particular equipment to be leased, the rental period, and the rental fees applicable to each transaction. The obligations of each operating subsidiary as a lessee under the agreement are several and not joint, meaning that each operating subsidiary is responsible only for its own obligations and not those of any other lessee. The agreement expressly provides that the lessees are not considered a partnership, association, or joint venture, and that each operating subsidiary should independently negotiate and enter into its individual lease arrangement with Jebs Enterprise Pte. Ltd. The agreement is governed by the laws of Singapore and includes an arbitration clause requiring that any disputes be resolved by arbitration administered by the Singapore International Arbitration Centre. The agreement remains in effect for as long as any individual lease agreement is outstanding.

The individual equipment lease agreements between Jebs Enterprise Pte. Ltd. and each operating subsidiary provide for the lease of specified equipment for an initial three-year term and shall automatically renew for an additional one-year term on the same terms and conditions unless either party provides written notice of its intention not to renew at least thirty (30) days prior to the expiry of the term. Rental fees are based on actual usage and agreed in writing before each rental period, with payment due within thirty (30) days of invoice. Title to the equipment remains with Jebs Enterprise Pte. Ltd., while risk of loss or damage passes to the lessee upon delivery and remains until return. Lessees must maintain and operate the equipment properly, are prohibited from transferring or encumbering it, and must return it at the end of the rental period or upon termination. The lease may be terminated by the lessee with 30 days’ written notice, by the lessor for uncured breach, or automatically in the event of a total loss of the equipment. These agreements are governed by Singapore law and require arbitration of disputes at the Singapore International Arbitration Centre.

[4]	During 2023 and 2024, the Company entered into a series of asset disposal transactions with Jebs Enterprise Pte. Ltd. involving the sale of used equipment. These transactions were conducted based on management’s assessment of fair market value, considering the condition, age, and usage of the equipment. The details are as follows: (a) On January 31, 2023, the Company sold four units of used blasting equipment to Jebs Enterprise for a total consideration of S$720,000, with an aggregate carrying amount of S$704,907. (b) On November 19, 2023, the Company sold one unit of used air-cooler dehumidifier for S$38,500, with a carrying amount of S$25,830. (c) On January 2, 2024, the Company sold three units of used high-pressure pumps for a total consideration of S$435,000, with an aggregate carrying amount of S$379,864. (d) On October 16, 2024, the Company sold two units of used high-pressure pumps for a total consideration of S$200,000, with an aggregate carrying amount of S$165,750. (e) On December 31, 2024, the Company sold two units of used high-pressure pumps for a total consideration of S$320,000, with an aggregate carrying amount of S$298,279.